Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash and cash equivalents	¥ 132	¥ 3,188	¥ 21,717	¥ 96,791
Loan receivables	615,184	579,654
Fair value [Member]
Statement [Line Items]
Cash and cash equivalents	132	3,188
Loan receivables	615,184	578,063
Total financial assets	615,316	581,251
Loans payable	172,891	203,837
Carrying amount [Member]
Statement [Line Items]
Cash and cash equivalents	132	3,188
Loan receivables	615,184	579,654
Total financial assets	615,316	582,842
Loans payable	¥ 172,891	¥ 200,417